Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Party Balances and Transactions
Related Party Balances and Transactions
14.	Related Party Balances and Transactions

The table below sets major related parties of the Group and their relationships with the Group:

Entity or individual name	Relationship with the Group
Tencent Holdings Limited and its subsidiaries (“Tencent Group”)	Shareholder of the Group

Detail of related party balances and transactions as of and for the years ended December 31, 2021, 2022 and 2023 are as follows:

(1)	Service provided by related parties:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Marketing services from Tencent Group(1)	487,085	20,688	79,469
Payment processing services from Tencent Group(2)	37,986	27,812	23,759
Cloud technology services from Tencent Group(3)	45,343	35,260	31,357
Others	60	114	891
Total	570,474	83,874	135,476
(1)	The Group entered into a series of cooperation agreements with Tencent Group since 2020. The Group uses Tencent Group as its platform to provide marketing service.
(2)

The Group entered into a series of agreements with Tencent Group in 2016. The Group uses weixin pay (from Tencent Group) as one of its payment processing platforms to collect cash from insurance policy holders, participants of its mutual aid plan, and users on its medical crowdfunding platform. Tencent Group charges service fee for each transaction processed.

(3)	The Group entered into a series of agreements with Tencent Group since 2018. Tencent Group provides cloud technology services to the Group.

14.	Related Party Balances and Transactions (continued)
(2)	Service provided to related parties:

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Advertising services to Tencent Group	1,988	962	560
Total	1,988	962	560

(3)	Amount due from related parties:

	As of December 31,
	2022	2023
	RMB	RMB
Tencent Group(1)	358	65
Total	358	65
(1)

In addition, prepayments of RMB89,014 and RMB10,059 were recorded separately as of December 31, 2022 and 2023 under “Prepaid expense and other assets” in relation to the traffic channel service fee paid to Tencent Group, and the balance is amortized based on traffic volume consumed.

(4)	Amount due to related parties:

	As of December 31,
	2022	2023
	RMB	RMB
Cloud technology services from Tencent Group	11,509	9,509
Others	44	—
Total	11,553	9,509